Interests in associates and joint ventures - Associates and joint ventures (Details) € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
Orange Concessions
Assets [abstract]
Non-current assets	€ 3,029
Current assets	519
Total assets	3,548
Equity and liabilities [abstract]
Shareholder's equity	1,991
Non-current liabilities	1,054
Current liabilities	502
Total equity and liabilities	3,548
Profit or loss [abstract]
Revenue	112
Operating income	(16)
Finance costs, net	(5)
Net income	(14)
Swiatlowod Inwestycje
Assets [abstract]
Non-current assets	168
Current assets	171
Total assets	339
Equity and liabilities [abstract]
Shareholder's equity	257
Non-current liabilities	45
Current liabilities	36
Total equity and liabilities	339
Profit or loss [abstract]
Revenue	7
Operating income	(3)
Finance costs, net	16
Net income	€ 10